CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of current assets [Abstract]
Schedule of Cash and Cash Equivalents - Composition
	December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Cash in bank	53,619	54,699	15,515
Short-term bank deposits	68,241	79,588	19,745
	121,860	134,287	35,260

Schedule of Financial Assets at Fair Value Through Profit or Loss
	December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars
Financial assets carried at fair value through profit or loss (FVTPL):
Shares	14,583	32,931	4,220
Governmental loan and other bonds	121,091	98,187	35,038
Certificate of participation in mutual fund	5,869	6,786	1,698
	141,543	137,904	40,956

Schedule of Trade Receivables Composition
	December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Open accounts (*)	121,088	83,224	35,037
Credit cards	64	5	19
Checks receivables	15,087	17,158	4,365
Less – loan loss provision	(3,200)	(2,370)	(926)
	133,039	98,017	38,495

(*)	Less provision for returns in the sum of NIS 3,394 (as of December 31, 2018 - NIS 2,273).

Schedule of Trade Receivables Days Past Due
The average credit period on sales of goods for 2019 is 92 days.

	Trade receivables- days past due
	Nis in thousands
As of:	Not past due	<30	31-60	61-90	>90	Total
December 31, 2019	91,789	20,427	6,371	1,182	4,713	124,482
December 31, 2018	60,414	15,083	4,820	2,101	3,079	85,497

Schedule of Changes in Allowance for Doubtful Debts
	December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Balance at beginning of the year	2,370	2,381	686
Change in allowance doubtful debts	830	(11)	240
Balance at end of the year	3,200	2,370	926

Schedule of Loans to others
	2 0 1 9	2 0 1 9
	NIS	US Dollars

January 1, 2019	-	-
Loans granted to others (*)	43,650	12,630
Payment of loans granted to others	(26,000)	(7,523)
December 31, 2019	17,650	5,107

(*) The interest rate given varies from 5%-8%. Interest income from loans granted to others amounted in 2019 to NIS 930 thousands.

Schedule of Other Receivables and Prepaid Expenses
	December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Prepaid expenses	861	730	249
Income receivables	1,634	429	473
Advances to suppliers	1,207	1,051	349
Government authorities	3,023	-	875
Forward transaction	439	-	127
Others	2,196	1,534	635
	9,360	3,744	2,708

Schedule of Inventories
	December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Finished products	62,524	44,183	18,092
Merchandise in transit	9,024	5,106	2,611
	71,548	49,289	20,703